Consolidated shareholders’ equity - Summary of Treasury Shares Held (Details) - shares shares in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares (in shares)	11,960	9,530	13,450	8,200
% of share capital for the period	0.981%	0.755%	1.063%	0.65%